2. GOING CONCERN	9 Months Ended
Sep. 30, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GOING CONCERN

As reflected in the accompanying unaudited financial statements, the Company has a working capital deficiency of $2,321,080 and stockholders’ deficiency of 2,265,117 and used $824,791 of cash in operations for the nine months ended September 30, 2016.  This raises substantial doubt about its ability to continue as a going concern.  The ability of the Company to continue as a going concern is dependent on the Company’s ability to raise additional capital and implement its business plan.  The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

Management believes that actions presently being taken to obtain additional funding and implement its strategic plans provide the opportunity for the Company to continue as a going concern.